INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Income Loss Per Share
INCOME (LOSS) PER SHARE
NOTE 17 - INCOME (LOSS) PER SHARE

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	6,514	(3,978)	(5,975)
Weighted average number of issued ordinary shares	22,329,281	21,983,757	21,983,757
Dilutive effect of share options	1,569,196	-	-
Weighted average number of diluted ordinary shares	23,898,477	21,983,757	21,983,757
Income (loss) per share, basic ($)	0.29	(0.18)	(0.27)
Income (loss) per share, diluted ($)	0.27	(0.18)	(0.27)